Average Annual Total Returns (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)	12 Months Ended
Oct. 31, 2012
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.57%
Since Inception	0.68%
Inception Date	Jun. 27, 2011
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.45%
Since Inception	0.60%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Since Inception	0.62%
MSCI Emerging Markets Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Since Inception	(0.94%)